Investments - Summary of investments by company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Associated entities	€ 5,833	€ 6,130	€ 7,447
Joint venture entities	1,692	1,492	1,325
Total Associated entities and Joint ventures	7,525	7,622	8,772
Santander Vida Seguros y Reaseguros, S.A. (note 3)
Disclosure of associates [line items]
Joint venture entities	378	381	170
Santander CACEIS Latam Holding 1, S.L.
Disclosure of associates [line items]
Joint venture entities	334	326	349
U.C.I., S.A. - Consolidated
Disclosure of associates [line items]
Joint venture entities	228	168	206
Fortune Auto Finance Co., LTD
Disclosure of associates [line items]
Joint venture entities	222	172	155
Hyundai Capital UK Limited
Disclosure of associates [line items]
Joint venture entities	201	151	135
Banco RCI Brasil S.A.
Disclosure of associates [line items]
Joint venture entities	92	88	116
Other companies
Disclosure of associates [line items]
Joint venture entities	237	206	194
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,640	1,581	1,511
Metrovacesa S.A.
Disclosure of associates [line items]
Associated entities	1,087	1,157	1,226
Caceis
Disclosure of associates [line items]
Associated entities	975	1,077	1,010
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Associated entities	826	955	1,009
CNP Santander
Disclosure of associates [line items]
Associated entities	418	439	402
Ebury Partners Limited (note 3)
Disclosure of associates [line items]
Associated entities	394	388	0
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.) (note 3)
Disclosure of associates [line items]
Associated entities	0	0	409
Project Quasar Investment 2017 S.L.
Disclosure of associates [line items]
Associated entities	€ 0	€ 0	1,351
Ownership interest (as a percent)	49.00%	49.00%
Other companies
Disclosure of associates [line items]
Associated entities	€ 493	€ 533	€ 529